Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC. (“SunAmerica Series”)

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio

Supplement dated June 1, 2012

to the Portfolio’s prospectus dated February 28, 2012,

as supplemented and amended to date (the “Prospectus”)

The Board of Directors of SunAmerica Series approved amendments to the principal investment techniques of the Focused Multi-Asset Strategy Portfolio (the “Portfolio”) to modify the projected asset allocations for the Portfolio. Accordingly, effective June 1, 2012, the Prospectus is hereby amended as set forth below.

On page 14 of the Prospectus, under the heading “Principal Investment Strategies and Techniques of the Portfolio,” the chart and the sentence immediately preceding the chart is hereby deleted and replaced with the following:

“The following chart reflects the projected asset allocations under normal market conditions for the Portfolio (as invested through the Underlying Funds). In connection with these allocations, the Adviser will generally allocate approximately 10% of the Portfolio among ten different asset classes – i.e., six “domestic equity” asset classes, as further described below, and approximately 10% each in the foreign equity, fixed income, alternative strategies and global strategies asset classes. The asset classes within the “Domestic Equity Securities” category are expected to include allocations among large-cap, multi-cap and small-cap equity funds with various investment styles (i.e., funds that follow a growth, value or blended investment philosophy).”

Domestic Equity Securities	60%
Foreign Equity Securities	10%
Fixed Income Securities	10%
Alternative Strategies	10%
Global Strategies	10%

On page 37 of the Prospectus, under the heading “More Information About the Portfolios,” in the subsection “What risks may affect the Portfolio (directly or by investing in the Underlying Funds)?,” the following principal risk factor is hereby added with respect to the Portfolio:

•	Disciplined strategy

The term “disciplined strategy” (as it relates to certain Underlying Funds) is defined in the Glossary on page 43 of the Prospectus.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_AAPRO_2-12

SUNAMERICA SERIES, INC. (“SunAmerica Series”)

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio

Supplement dated June 1, 2012

to the Statement of Additional Information,

dated February 28, 2012, as supplemented and amended to date (the “SAI”)

The Board of Directors of SunAmerica Series approved amendments to the principal investment techniques of the Focused Multi-Asset Strategy Portfolio (the “Portfolio”) to modify the projected asset allocations for the Portfolio. Accordingly, effective June 1, 2012, the SAI is hereby amended as set forth below.

On page 4 of the SAI, under the heading “Investment Objectives and Policies,” the second sentence of the first paragraph in the section entitled “Domestic Equity Securities” is hereby deleted in its entirety and replaced with the following:

“Under normal market conditions, the Focused Balanced Strategy Portfolio expects to allocate between 35% to 75% of its assets in the Underlying Equity Funds and the Focused Multi-Asset Strategy Portfolio expects to allocate approximately 60% of its assets to Underlying Equity Funds.”

In addition, on page 4 of the SAI, under the heading “Investment Objectives and Policies,” the second sentence of the first paragraph in the section entitled “Foreign Securities” is hereby deleted in its entirety and replaced with the following:

“Under normal market conditions, the Focused Balanced Strategy Portfolio expects to allocate between 0% and 20% to Underlying Foreign Equity Funds and the Focused Multi-Asset Strategy Portfolio expects to allocate approximately 10% of its assets to Underlying Foreign Equity Funds.”

In addition, on page 5 of the SAI, under the heading “Investment Objectives and Policies,” the third sentence of the first paragraph in the section entitled “Bonds and Other Fixed Income Securities” is hereby deleted in its entirety and replaced with the following:

“Under normal market conditions, the Focused Balanced Strategy Portfolio expects to allocate between 25% to 50% of its assets to Underlying Fixed Income Funds and the Focused Multi-Asset Strategy Portfolio expects to allocate approximately 10% of its assets to Underlying Fixed Income Funds.”

In addition, on page 6 of the SAI, under the heading “Investment Objectives and Policies,” the second sentence of the first paragraph in the section entitled “Alternative Strategies” is hereby deleted in its entirety and replaced with the following:

“Under normal market conditions, the Focused Balanced Strategy Portfolio expects to allocate between 0% to 30% of its assets in the Alternative Strategies Fund and the Focused Multi-Asset Strategy Portfolio expects to allocate approximately 10% of its assets in the Alternative Strategies Fund.”

In addition, on page 8 of the SAI, under the heading “Investment Objectives and Policies,” the second sentence of the first paragraph in the section entitled “Global Strategies” is hereby deleted in its entirety and replaced with the following:

“Under normal market conditions, the Focused Balanced Strategy Portfolio expects to allocate between 0% to 20% of its assets in the Global Trends Fund and the Focused Multi-Asset Strategy Portfolio expects to allocate approximately 10% of its assets in the Global Trends Fund.”

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_AAPRO_2-12